Cash and restricted cash - Deposits in financial institutions (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and restricted cash
Cash balances held at financial institutions	¥ 925,348	¥ 901,429	¥ 989,132
Restricted cash pledged for notes payable	29,607	40,957	23,004
US
Cash and restricted cash
Cash balances held at financial institutions	599	17
PRC
Cash and restricted cash
Cash balances held at financial institutions	845,616	854,034	937,996
PRC | RMB
Cash and restricted cash
Cash balances held at financial institutions	811,100	595,559	755,855
PRC | HKD
Cash and restricted cash
Cash balances held at financial institutions	92
PRC | US
Cash and restricted cash
Cash balances held at financial institutions	34,424	258,475	182,141
Hong Kong
Cash and restricted cash
Cash balances held at financial institutions	10,254	9,416
Hong Kong | HKD
Cash and restricted cash
Cash balances held at financial institutions	14	14
Hong Kong | US
Cash and restricted cash
Cash balances held at financial institutions	10,240	9,402
Sweden
Cash and restricted cash
Cash balances held at financial institutions	26,724	15,028	28,986
Sweden | US
Cash and restricted cash
Cash balances held at financial institutions	210	555
Sweden | SEK
Cash and restricted cash
Cash balances held at financial institutions	26,514	14,473	28,986
United Kingdom
Cash and restricted cash
Cash balances held at financial institutions	42,155	22,934	22,150
United Kingdom | GBP
Cash and restricted cash
Cash balances held at financial institutions	42,155	22,934	¥ 22,150
United States
Cash and restricted cash
Cash balances held at financial institutions		17
United States | US
Cash and restricted cash
Cash balances held at financial institutions	¥ 599	¥ 17